RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Feb. 06, 2024
TJBio Hangzhou
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	0.00%	15.00%
TJBio Hangzhou | Series C Investment, Equity Transfer and Shares Repurchase Transactions
Related Party Transaction [Line Items]
Equity method investment, ownership percentage			5.65%
Amount agreed to raise			$ 19.0
ABio-X Holdings, Inc.
Related Party Transaction [Line Items]
Consulting and secondment expenses	$ 0.1